Stock-Based Compensation (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation [Line Items]
Outstanding, Number of Shares	3,291,738	2,956,738	3,148,321
Granted, Number of Shares	225,000	860,000	450,000
Exercised, Number of Shares		0	(69,301)
Forfeited or expired, Number of Shares		(525,000)	(572,282)
Outstanding, Number of Shares		3,291,738	2,956,738	3,148,321
Exercisable, Number of Shares		2,783,821	2,158,821
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.11	$ 2.13	$ 3.90
Granted, Weighted Average Exercise Price (in dollars per share)	$ 1.21	$ 1.20	$ 1.40
Exercised, Weighted Average Exercise Price (in dollars per share)		$ 0	$ 1.17
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)		$ 0.75	$ 11.43
Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 2.11	$ 2.13	$ 3.90
Exercisable, Weighted Average Exercise Price (in dollars per share)		$ 2.18	$ 2.38
Outstanding, Weighted Average Remaining Contractual Life (in years)		6 years 1 month 17 days	6 years 1 month 17 days	5 years 4 months 24 days
Exercisable, Weighted Average Remaining Contractual Life (in years)		5 years 8 months 26 days	5 years 2 months 26 days
Outstanding, Aggregate Intrinsic Value	$ 738,000	$ 2,293,000	$ 303,000
Granted, Aggregate Intrinsic Value		280,000	274,000
Exercised, Aggregate Intrinsic Value		0	71,000
Forfeited or expired, Aggregate Intrinsic Value		0	0
Outstanding, Aggregate Intrinsic Value		738,000	2,293,000	303,000
Exercisable, Aggregate Intrinsic Value	169,000	738,000	1,894,000
Employee Stock Option [Member]
Stock Based Compensation [Line Items]
Outstanding, Number of Shares	3,291,738
Granted, Number of Shares	225,000
Exercised, Number of Shares	0
Forfeited or expired, Number of Shares	(160,836)
Outstanding, Number of Shares	3,355,902
Exercisable, Number of Shares	2,949,235
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.11
Granted, Weighted Average Exercise Price (in dollars per share)	$ 1.21
Exercised, Weighted Average Exercise Price (in dollars per share)	$ 0
Forfeited or expired, Weighted Average Exercise Price (in dollars per share)	$ 2.04
Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 2.05
Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2.12
Outstanding, Weighted Average Remaining Contractual Life (in years)	5 years 9 months 29 days
Exercisable, Weighted Average Remaining Contractual Life (in years)	5 years 4 months 17 days
Outstanding, Aggregate Intrinsic Value	738,000
Granted, Aggregate Intrinsic Value	0
Exercised, Aggregate Intrinsic Value	0
Forfeited or expired, Aggregate Intrinsic Value	0
Outstanding, Aggregate Intrinsic Value	169,000
Exercisable, Aggregate Intrinsic Value	$ 169,000
Outstanding, Weighted Average Remaining Contractual Life in years	6 years 1 month 17 days
Granted, Weighted Average Remaining Contractual Life in years	3 years 9 months 11 days